Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment [Line Items]
Non-current portion of the principal payment	$ 19,107,567	$ 16,123,101
2024 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment [Line Items]
Non-current portion of the principal payment		649,358
2025 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment [Line Items]
Non-current portion of the principal payment	171,228	165,687
2026 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment [Line Items]
Non-current portion of the principal payment	18,998	484,706
2027 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment [Line Items]
Non-current portion of the principal payment	1,193,540	1,911,633
2028 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment [Line Items]
Non-current portion of the principal payment	1,102,778	1,006,157
2029 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment [Line Items]
Non-current portion of the principal payment	34,417
Maturities after 2029 [Member]
Loans and Financing (Details) - Schedule of Non-Current Portion of the Principal Payment [Line Items]
Non-current portion of the principal payment	$ 16,586,606	$ 11,905,560